Basis of Presentation and Summary of Significant Accounting Policies, Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 7,882	$ 7,405
Less accumulated depreciation	(4,255)	(3,828)
Property, plant and equipment, net	$ 3,627	3,577
Buildings and Improvements [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Useful life	15 years
Buildings and Improvements [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Useful life	40 years
Machinery, Equipment, and Tooling [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Useful life	2 years
Machinery, Equipment, and Tooling [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Useful life	20 years
Land, Buildings and Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 1,362	1,309
Equipment and Construction in Progress [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 6,520	$ 6,096